Consolidated Statements of Changes in Equity/(Deficit) ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary share [Member] CNY (¥) shares	Ordinary share [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] CNY (¥) shares	Treasury Stock [Member] USD ($) shares	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated other comprehensive income [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Total Yingli Green Energy shareholders' equity/(deficit) [Member] CNY (¥)	Total Yingli Green Energy shareholders' equity/(deficit) [Member] USD ($)	Non-controlling Interests [Member] CNY (¥)	Non-controlling Interests [Member] USD ($)
Balance at Dec. 31, 2012	¥ 4,216,771		¥ 12,241		¥ 6,654,082		¥ (127,331)		¥ 237,384		¥ (4,406,510)		¥ 2,369,866		¥ 1,846,905
Balance (in shares) at Dec. 31, 2012 | shares			162,311,728	162,311,728			5,726,708	5,726,708
Net loss	(2,054,898)		¥ 0		0		¥ 0		0		(1,944,425)		(1,944,425)		(110,473)
Foreign currency exchange translation adjustment, net of nil tax	49,089								53,575				53,575		(4,486)
Cash flow hedging derivatives, net of nil tax	(1,070)								(1,070)				(1,070)
Issuance of ordinary shares upon exercise of stock options	4,005		¥ 11		3,994								4,005
Issuance of ordinary shares upon exercise of stock options (in Shares) | shares			178,750	178,750
Share-based compensation	15,885				14,203								14,203		1,682
Transactions with non-controlling interest holders	(93,829)				11,866								11,866		(105,695)
Profit distribution by a subsidiary	(8,888)														(8,888)
Balance at Dec. 31, 2013	2,127,065		¥ 12,252		6,684,145		¥ (127,331)		289,889		(6,350,935)		508,020		1,619,045
Balance (in Shares) at Dec. 31, 2013 | shares			162,490,478	162,490,478			5,726,708	5,726,708
Net loss	(1,401,335)										(1,299,809)		(1,299,809)		(101,526)
Foreign currency exchange translation adjustment, net of nil tax	23,040								22,494				22,494		546
Cash flow hedging derivatives, net of nil tax	(273)								(273)				(273)
Issuance of ordinary shares	517,272		¥ 1,539		515,733								517,272
Issuance of ordinary shares (in shares) | shares			25,000,000	25,000,000
Share-based compensation	34,932				34,932								34,932		0
Capital injection from non-controlling interests holders	980		¥ 0		0		¥ 0		0		0		0		980
Transactions with non-controlling interest holders	0
Profit distribution by a subsidiary	0
Balance at Dec. 31, 2014	1,301,681		¥ 13,791		7,234,810		¥ (127,331)		312,110		(7,650,744)		(217,364)		1,519,045
Balance (in Shares) at Dec. 31, 2014 | shares			187,490,478	187,490,478			5,726,708	5,726,708
Net loss	(5,898,836)	$ (910,623)									(5,600,526)		(5,600,526)		(298,310)
Foreign currency exchange translation adjustment, net of nil tax	(121,215)	(18,712)	¥ 0		0		¥ 0		(131,336)		0		(131,336)		10,121
Cash flow hedging derivatives, net of nil tax	(749)	(116)	0		0		0		(749)		0		(749)		0
Share-based compensation	11,950		0		11,950		0		0		0		11,950		0
Capital injection from non-controlling interests holders	18		0		0		0		0		0		0		18
Transactions with non-controlling interest holders	3,341
Profit distribution by a subsidiary	0
Non-cash purchase of non-controlling interest	(5,000)		0		0		0		0		(1,659)		(1,659)		(3,341)
Balance at Dec. 31, 2015	¥ (4,712,151)	$ (727,431)	¥ 13,791	$ 2,129	¥ 7,246,760	$ 1,118,707	¥ (127,331)	$ (19,656)	¥ 180,025	$ 27,791	¥ (13,252,929)	$ (2,045,900)	¥ (5,939,684)	$ (916,929)	¥ 1,227,533	$ 189,498
Balance (in Shares) at Dec. 31, 2015 | shares			187,490,478	187,490,478			5,726,708	5,726,708